UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-229640
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 7
☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-08301
Amendment No. 261
☒
(Check appropriate box or boxes.)
Nationwide VLI Separate Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
December 12, 2022

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☒ on December 12, 2022 pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Incorporation by Reference
The statutory prospectus supplement dated July 20, 2022 and the statutory Prospectus and Statement of Additional Information that were effective May 1, 2022, previously filed with the Commission under SEC file No. 333-229640, are hereby incorporated by reference and made a part of this registration statement.
1

Statutory Prospectus Supplement:
Prospectus Supplement dated and filed on July 20, 2022 as document number d326124d497.htm and hereby incorporated by reference.
Statutory Prospectus:
Nationwide Innovator Corporate VUL statutory prospectus effective May 1, 2022 filed on April 26, 2022, registration statement (333-229640), as document number d269178d485bpos.htm and incorporated herein by reference.
Statement of Additional Information:
Statement of Additional Information effective May 1, 2022 filed on April 26, 2022, registration statement (333-229640), as document number d269178d485bpos.htm and incorporated herein by reference.
2

Supplement dated December 12, 2022
to the following statutory prospectus(es):
Nationwide Innovator Corporate VUL dated May 1, 2022
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
I. Nationwide is issuing this Supplement to amend disclosure related to changes to policy charges for policies with a Policy Date on or after January 1, 2023.
Accordingly, the following updates have been made to the statutory prospectus:
1.
The Fee Table section, including related footnotes, is deleted in its entirety and replaced with the following:
Fee Table
The following tables describe the fees and expenses that a policy owner will pay when buying, owning, and surrendering or taking partial surrenders from the policy. Please refer to the Policy Data Pages of your policy for information about the specific fees you will pay based on the options you have elected.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, takes partial surrenders from the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge[1]	Upon making a Premium payment	Maximum: Policy Year 1 12% of Premium received up to Target Premium for all policies; 12% of Premium received that exceeds Target Premium for all policies
Currently:
Policy Year 1

10% of Premium received
up to Target Premium for
all policies;

2% of Premium if the
policy
is a modified
endowment contract[2]; and

0% of Premium received
that exceeds
Target Premium if the
policy is not a
modified endowment
contract

Illustration Charge[3]	If illustration requests exceed 10 in any 12 month period	Maximum: $25	Currently: $25
Partial Surrender Fee	Upon a partial surrender	Maximum: $25	Currently: $0
Overloan Lapse Protection Rider Charge†	Upon invoking the Rider
Maximum:
For policies issued with
the guideline premium/
cash value corridor test:
$42.50 per $1,000 of
Cash Value
For policies issued with
the cash value
accumulation test:
$157 per $1,000 of Cash
Value
Minimum: $1.50 per $1,000 of Cash Value
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Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
†
This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
1
The Percent of Premium Charge is assessed each time a Premium payment is received. The Percent of Premium Charge will depend on whether the Target Premium for the year in which the Premium is received has been reached. For the applicable charge for all policy years after the first policy year, see Percent of Premium Charge in the statutory prospectus.
2
For policies with applications dated on or after October 1, 2020 that are modified endowment contracts the charge is 2%. For policies with application dated before October 1, 2020 that are modified endowment contracts, and for all policies that are not modified endowment contracts, the charge is 0%.
3
The policy owner will be expected to pay the Illustration Charge at the time of the request. This charge will not be deducted from the policy's Cash Value.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges Other than Annual Underlying Mutual Fund Expenses
Base Contract Charges
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge†	Monthly	Maximum: $83.33 per $1,000 of Net Amount At Risk	Minimum: $0.03 per $1,000 of Net Amount At Risk
Representative: an individual Insured, unisex, Issue Age 42, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year 10 and issued on a guaranteed issue basis	Monthly	Currently: $0.37 per $1,000 of Net Amount At Risk[1]
Flat Extra Charge[2]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Base Policy Specified Amount Charge†	Monthly	Maximum: $0.40 per $1,000 of Base Policy Specified Amount	Minimum: $0.00 per $1,000 of Base Policy Specified Amount
Representative: an individual Insured, unisex, Issue Age 42, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year one and issued on a guaranteed issue basis	Monthly	Currently: $0.00 per $1,000 of Base Policy Specified Amount[3]
Variable Account Asset Charge	Monthly	Maximum: 0.90% of Cash Value allocated to the Sub- Accounts	Currently: 0.65% of Cash Value allocated to the Sub- Accounts[4]
Administrative Per Policy Charge	Monthly	Maximum: $10.00 per policy	Currently: $0.00 per policy[5]
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Base Contract Charges
Policy Loan Interest Charge[6]	Annually and at the time of certain events and transactions	Maximum: 2.50% of Indebtedness	Currently: 2.00% of Indebtedness
Optional Benefit Charges
Charge	When Charge is Deducted	Amount Deducted
Additional Term Insurance Rider Cost of Insurance Charge† The Rider is available for election until the Insured reaches Attained Age 100.	Monthly	Maximum: $83.33 per $1,000 of Rider Death Benefit	Minimum: $0.01 per $1,000 of Rider Death Benefit
Representative: an individual Insured, unisex, Issue Age 42, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year 10 and issued on a guaranteed issue basis	Monthly	$0.16 per $1,000 of Rider Death Benefit[7]
Additional Term Insurance Rider Specified Amount Charge†	Monthly	Maximum: $0.40 per $1,000 of Rider Specified Amount	Minimum: $0.00 per $1,000 of Rider Specified Amount
Representative: an individual Insured, unisex, Issue Age 42, non-tobacco, Total Specified Amount $250,000, Death Benefit Option 1, policy year one and issued on a guaranteed issue basis	Monthly	$0.00 per $1,000 of Rider Specified Amount
†
This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
1
For policies with a Policy Date on or after January 1, 2023, the Representative example for the Cost of Insurance Charge is $0.37 per $1,000 of Net Amount At Risk. For policies with a Policy Date prior to January 1, 2023, the Representative example for the Cost of Insurance Charge is $0.31 per $1,000 of Net Amount at Risk.
2
The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance in the statutory prospectus. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.
3
For policies with a Policy Date on or after January 1, 2023, the Representative example for the Base Policy Specified Amount Charge is $0.00 per $1,000 of Base Policy Specified Amount. For policies with a Policy Date prior to January 1, 2023, the Representative example for the Base Policy Specified Amount Charge is $0.08 per $1,000 of Base Policy Specified Amount.
4
For policies with a Policy Date on or after January 1, 2023, the current Variable Account Asset Charge is 0.65% of Cash Value allocated to the Sub-Accounts. For policies with a Policy Date prior to January 1, 2023, the current Variable Account Asset Charge is 0.50% of Cash Value allocated to the Sub-Accounts.
5
For policies with a Policy Date on or after January 1, 2023, the current Administrative Per Policy Charge is $0.00 per policy. For policies with a Policy Date prior to January 1, 2023, the current Administrative Per Policy Charge is $5.00 per policy.
6
The maximum and current Policy Loan Interest Charge rates are stated as gross rates of interest charged. The effective annual interest rate Nationwide may charge against Indebtedness will never exceed 2.50% for policies issued on or after June 1, 2020. For policies issued before June 1, 2020, the effective annual interest rate Nationwide may charge against Indebtedness will never exceed 3.50%. Currently, for policies issued on or after June 1, 2020, the effective annual interest rate charged on Indebtedness is 2.00% for the first ten policy years and 1.00% thereafter. For policies issued before June 1, 2020, the effective annual interest rate charged on Indebtedness is 3.00% for the first ten policy years and 2.00% thereafter. The Policy Loan Interest Charge is described in more detail in Policy Loans in the statutory prospectus.
7
For policies with a Policy Date on or after January 1, 2023, the Representative example for the Additional Term Insurance Rider Cost of Insurance Charge is $0.16 per $1,000 of Rider Death Benefit. For policies with a Policy Date prior to January 1, 2023, the amount to be deducted will be $0.25 per $1,000 of Rider Death Benefit.
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The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. A complete list of the underlying mutual funds available under the policy, including their annual expenses, may be found at the back of this document in Appendix A: Underlying Mutual Funds Available Under the Policy.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.03%	1.81%
2.
The Variable Account Asset Charge section of the Standard Policy Charges provision is deleted in its entirety and replaced with the following:
Variable Account Asset Charge
Nationwide deducts a Variable Account Asset Charge proportionally from the Sub-Account allocations on the Policy Date and each monthly anniversary of the Policy Date. This charge is intended to compensate Nationwide for certain actual expenses, including acquisition costs and expenses, state and federal taxes. The Variable Account Asset Charge also provides revenue to compensate Nationwide for assuming certain risks associated with the policy, and revenue that may be profit.
The Variable Account Asset Charge applicable to the policy is determined by multiplying the current rate by the total Cash Value in the Sub-Accounts. The maximum guaranteed Variable Account Asset Charge is equal to an annualized rate of 0.90% of the policy's Cash Value allocated to the Sub-Accounts for all policy years. Currently, the annualized Variable Account Asset Charge rate assessed is based on the following schedule:
Variable Account Asset Charge Applicable to Policies with a Policy Date on or after January 1, 2023:
Charge for Policy Years 1-20	Charge for Policy Years 21+
0.65% of Cash Value allocated to the Sub-Accounts	0.40% of Cash Value allocated to the Sub-Accounts

Variable Account Asset Charge Applicable to Policies with a Policy Date prior to January 1, 2023:
Charge for Policy Years 1-20	Charge for Policy Years 21+
0.50% of Cash Value allocated to the Sub-Accounts	0.45% of Cash Value allocated to the Sub-Accounts

Reduction to Variable Account Asset Charge
The Variable Account Asset Charge may be reduced by an amount substantially equal to payments Nationwide expects to receive from certain underlying mutual funds based on the policy’s non-loaned Cash Value allocated to certain Sub-Accounts. Nationwide expects to receive payments from these underlying mutual funds for services Nationwide provides to them. The payment amount that Nationwide expects to receive from such underlying mutual funds is based on the rate stated in the contractual agreement with each underlying mutual fund and varies among underlying mutual funds and Sub-Accounts. Some underlying mutual funds do not currently make such payments to Nationwide. Nationwide may renegotiate agreements with these underlying mutual funds which may result in Nationwide receiving a different rate and payment than previously received. Nationwide may change the Variable Account Asset Charge reduction, if any, at any time.
On the Policy Date and on each monthly anniversary of the Policy Date, Nationwide will determine the amount of payments it expects to receive based on the policy’s’ Sub-Account allocations. Nationwide may then, in its sole discretion, reduce the Variable Account Asset Charge by an amount that represents the payments it expects to receive based upon the policy’s Sub-Account allocations. This reduction may exceed the then current Variable Account Asset Charge. Payments will be allocated to the policy’s Cash Value in accordance with current Sub-Account allocations, unless otherwise prohibited.
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Nationwide will treat any Variable Account Asset Charge reduction attributed to such payments as earnings under the policy for tax purposes.
Payments are more fully described in the Information on Underlying Mutual Fund Service Fee Payments section. For current Variable Account Asset Charge reductions by Sub-Account, see Appendix E: Reduction to Variable Account Asset Charge.
Applicable reductions are not guaranteed on a future basis and may be changed or discontinued at any time. If changed or discontinued, Nationwide will provide notice to all policy owners.
Although the resulting Variable Account Asset Charge may be lower if the policy owner selects Sub-Accounts that make payments to Nationwide, the policy owner should carefully select Sub-Accounts that are suitable for its purposes and goals. As such, Sub-Accounts that do not make payments to Nationwide or pay less than other Sub-Accounts may be more appropriate for the policy owner’s needs.
3.
The Administrative Expense Charge section of the Standard Policy Charges provision is deleted in its entirety and replaced with the following:
Administrative Expense Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. This charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping and periodic reports to the policy owner. For policies with a Policy Date on or after January 1, 2023, the charge is currently $0 per month in all policy years. For policies with a Policy Date prior to January 1, 2023, the charge is $5 per month. The maximum guaranteed charge is $10 per month in all policy years.
4.
Appendix C: The Enhancement Benefit is deleted in its entirety and replaced with the following:
Appendix C: The Enhancement Benefit
The Enhancement Benefit is calculated monthly and is equal to the product of the Cash Value multiplied by the Enhancement Percentage. If an enhancement cap is applicable, the Enhancement Benefit will not exceed the product of (a) and (b), where:
(a) = the Enhancement Cap Percentage (if applicable)
(b) = the Total Percent of Premium Charge Paid.
Currently, the percentages used in the Enhancement Benefit calculation decline after the first policy year. The benefit decreases to zero at the end of the eleventh or sixth policy year depending on the ownership type of the policy.
Since the policy's Cash Value is a factor in determining the Enhancement Benefit, factors that impact the Cash Value will also impact the amount of the Enhancement Benefit, if any. If the Additional Term Insurance Rider is In Force, the Enhancement Benefit is reduced because of the lower charges associated with the Rider. For all policies except policies that are Corporate Owned Modified Endowment Contracts with a Policy Date on or after January 1, 2023, the following also applies:
•
The Additional Term Insurance Rider has no associated Enhancement Benefit or Enhancement Percentage.
•
When the Base Policy Specified Amount allocation is 1%, the Enhancement Percentage will be 0% rather than the blended rate.
For policies with a Policy Date on or after January 1, 2023, that are Corporate Owned Modified Endowment Contracts, the Additional Term Insurance Rider will have an associated Enhancement Benefit or Enhancement Percentage as described in the table below.
Corporate policy owners may elect to modify their Enhancement Benefit by choosing at the time the policy is issued a percentage allocation between two Enhancement Benefit schedules, Schedule A and Schedule B. This election is not available on individually owned policies. The enhancement percentages from the respective schedules will be blended, according to the allocation percentages elected to determine the Enhancement Benefit percentage applicable to a particular policy. This blending option allows the corporate policy owner to more closely match the benefit to the corporate liability it is intended to off-set.
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The A and B Enhancement Benefit schedules reflect different patterns of intended performance. Schedule A provides a greater Enhancement Benefit in early policy years and then decreases at a faster rate. Schedule B provides a lower Enhancement Benefit in the early policy years and decreases at a slower rate. The corporate purchaser can choose any percentage blend between Schedule A and Schedule B. Policy owners should consult with a financial professional to determine an appropriate blending of Enhancement Benefit schedules that best fit their particular needs.
The tables below show the current factors used to calculate the Enhancement Benefit for the first and last month of each policy year. The actual calculation will depend on the month the policy is surrendered because all factors decrease monthly during a policy year except for the first policy year. Policy owners may, free of charge, request a calculation of their current Enhancement Benefit by contacting the Service Center.
Enhancement Benefit Factors for Corporate Owned Modified Endowment Contracts with a Policy Date on or after January 1, 2023
	Base Policy Enhancement Percentage	Term Policy Enhancement Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
1	2.37%	2.37%	1.40%	1.40%
2	2.30%	1.55%	1.35%	0.86%
3	1.50%	0.89%	0.82%	0.44%
4	0.85%	0.40%	0.42%	0.15%
5	0.37%	0.08%	0.14%	0.01%
6	0.08%	0.00%	0.01%	0.00%
7+	0.00%	0.00%	0.00%	0.00%

Enhancement Benefit Factors for Corporate Owned Modified Endowment Contracts with a Policy Date prior to January 1, 2023
	Base Policy Enhancement Percentage
Policy Year	Month 1	Month 12
1	3.500%	3.50%
2	3.463%	3.05%
3	2.979%	2.20%
4	2.108%	1.10%
5	1.038%	0.35%
6	0.321%	0.00%
7+	0.00%	0.00%

Enhancement Benefit Factors for Individually Owned Modified Endowment Contracts
	Base Policy Enhancement Percentage
Policy Year	Month 1	Month 12
1	2.800%	2.80%
2	2.750%	2.20%
3	2.133%	1.40%
4	1.333%	0.60%
5	0.567%	0.20%
6	0.183%	0.00%
7+	0.00%	0.00%

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Enhancement Benefit Factors for Corporate Owned Non-Modified Endowment Contracts
Schedules A and B for Policies with a Policy Date on or after January 1, 2023
Policy Year	Base Policy Enhancement Percentage Schedule A		Base Enhancement Percentage Schedule B		Enhancement Cap A Percentage	Enhancement Cap B Percentage
	Month 1	Month 12	Month 1	Month 12
1	10.850%	10.85%	9.663%	9.66%	145%	120%
2	10.715%	9.23%	9.531%	8.08%	145%	120%
3	9.098%	7.64%	7.950%	6.56%	135%	125%
4	7.528%	6.30%	6.467%	5.42%	130%	130%
5	6.200%	5.10%	5.337%	4.43%	115%	125%
6	5.008%	4.00%	4.353%	3.48%	100%	110%
7	3.917%	3.00%	3.409%	2.57%	75%	95%
8	2.938%	2.25%	2.509%	1.84%	55%	75%
9	2.188%	1.50%	1.778%	1.15%	50%	55%
10	1.438%	0.75%	1.100%	0.54%	30%	35%
11	0.688%	0.00%	0.499%	0.00%	10%	30%
12+	0.000%	0.00%	0.000%	0.00%	0%	0%

Enhancement Benefit Factors for Corporate Owned Non-Modified Endowment Contracts
Schedules A and B for Policies with a Policy Date prior to January 1, 2023
Policy Year	Base Policy Enhancement Percentage Schedule A		Base Enhancement Percentage Schedule B		Enhancement Cap A Percentage	Enhancement Cap B Percentage
	Month 1	Month 12	Month 1	Month 12
1	13.590%	13.59%	11.080%	11.08%	145%	120%
2	13.420%	11.55%	10.945%	9.46%	145%	120%
3	11.379%	9.50%	9.380%	8.50%	135%	125%
4	9.3583%	7.80%	8.450%	7.90%	130%	130%
5	7.671%	6.25%	7.808%	6.80%	115%	125%
6	6.113%	4.60%	6.675%	5.30%	100%	110%
7	4.475%	3.10%	5.183%	3.90%	75%	95%
8	3.008%	2.00%	3.817%	2.90%	55%	75%
9	1.921%	1.05%	2.825%	2.00%	30%	55%
10	0.996%	0.40%	1.925%	1.10%	15%	35%
11	0.367%	0.00%	1.008%	0.00%	10%	30%
12+	0.00%	0.00%	0.00%	0.00%	0%	0%

Enhancement Benefit Factors for Individually Owned Non-Modified Endowment Contracts
	Base Policy Enhancement Percentage		Enhancement Cap Percentage
Policy Year	Month 1	Month 12
1	11.200%	11.20%	120%
2	10.983%	8.60%	110%
3	8.354%	5.65%	95%
4	5.429%	3.00%	75%
5	2.84%	1.08%	45%
6	0.99%	0.00%	25%
7+	0.00%	0.00%	0%

Using the factors available in the tables above, here are examples of how an Enhancement Benefit would be calculated.
In these examples, assume the following:
•
A surrender is requested in the last month of policy year 2.
•
The policy is a non-modified endowment contract and corporate owned.
•
The Cash Value is $200,000.
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•
The Base Policy Specified Amount Allocation (as a percentage of the Total Specified Amount) is 75%.
•
The Rider Specified Amount Allocation (as a percentage of the Total Specified Amount) is 25%.
•
The Total Percent of Premium Charge Paid is $15,250.
•
The Enhancement Schedule B Allocation is 100%.
•
The Enhancement Schedule A Allocation is 0%.
Using these assumptions, the Enhancement Benefit, capped by the Enhancement Cap, is calculated as follows for policies with a Policy Date on or after January 1, 2023:
Enhancement Percentage x Cash Value
Where: Enhancement Percentage = (Base Policy Specified Amount Allocation x Base Enhancement Percentage) + (Rider Specified Amount Allocation x Rider Enhancement Percentage) = (0.75 x 8.08%) + (0.25 x 0.00%) = 6.06%
	=	6.06% x $200,000 =$12,120.00
Enhancement Cap	=	Enhancement Cap Percentage x Total Percent of Premium Charge Paid
	=	120% x $15,250 =$18,300.00
Since $12,120.00 is less than the $18,300.00 Enhancement Cap, the Enhancement Benefit here is $12,120.00
Using the assumptions above, the Enhancement Benefit, capped by the Enhancement Cap, is calculated as follows for policies with a Policy Date prior to January 1, 2023:
Enhancement Percentage x Cash Value
Where: Enhancement Percentage = (Base Policy Specified Amount Allocation x Base Enhancement Percentage) + (Rider Specified Amount Allocation x Rider Enhancement Percentage) =(0.75 x 9.46%) + (0.25 x 0.00%) = 7.095%
	=	7.095% x $200,000 =$14,190.00
Enhancement Cap	=	Enhancement Cap Percentage x Total Percent of Premium Charge Paid
	=	120% x $15,250 =$18,300.00
Since $14,190.00 is less than the $18,300.00 Enhancement Cap, the Enhancement Benefit here is $14,190.00

5.
Appendix D: Examples of Policy Charge Blending is deleted in its entirety and replaced with the following:
Appendix D: Examples of Policy Charge Blending
The tables and the calculations below show examples of how actual charges would be determined using a sample policy assuming the following:
•
The policy is in policy year 3.
•
The Total Specified Amount is $1,000,000.
•
The Total Specified Amount is allocated 80% to Base Policy Specified Amount and 20% to Rider Specified Amount. Therefore, the Base Policy Specified Amount Allocation is 80% and Rider Specified Amount Allocation is 20%.
•
The policy is not a modified endowment contract.
In each table, the first column after the "Policy Year" column shows charges associated with the base policy, the second column shows charges associated with the Additional Term Insurance Rider and the third column shows how those charges will be "blended" with an election of the Additional Term Insurance Rider. The "blending" calculates charges based on a weighted average of the Base Policy Specified Amount and Rider Specified Amount. To determine the weighted average, the charge amount attributed to base policy charges and rider charges are independently multiplied by their respective allocations and the result of each is added together to achieve the total charge assessed. When the Base Policy Specified Amount allocation is 1%, rather than using the blended rates, the Percent of Premium Charge will be 0% and the Base Policy Specified Amount Charge will be $0.
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All of the tables and calculation examples use the current charges as disclosed in the Fee Table section of the prospectus. If maximum charges were used in these examples, the charges would be higher.
Percent of Premium Charge: Deducted from Each Premium Paid
Policy Year	Target Premium Charge	Excess Premium Charge	80%/20% Charge Blend
1	10.00%	0.00%	8.00%
2	8.00%	0.00%	6.40%
3	6.00%	0.00%	4.80%
4	5.00%	0.00%	4.00%
5	4.00%	0.00%	3.20%
6	3.00%	0.00%	2.40%
7+	2.00%	0.00%	1.60%
Using the charges in the table above and the assumptions in the example listed above, here is how the total Percent of Premium Charge is calculated.
Total Percent of Premium Charge
= [(Base Policy Specified Amount Allocation) x (Target Premium Charge)] +
 [(Rider Specified Amount Allocation) x (Excess Premium Charge)]
= [(0.80) x (0.06)] + [(0.20) x (0.00)]
= [(0.048)] + [(0.00)]
= 0.048 or 4.80% of Premium received during the policy year.
Total Specified Amount Charge: Deducted Monthly from Cash Value for Policies with a Policy Date on or after January 1, 2023
Policy Year	Base Policy Specified Amount Charge	Rider Specified Amount Charge	80%/20% Charge Blend
1	$0.00	$0.00	$0.00
2	$0.00	$0.00	$0.00
3	$0.00	$0.00	$0.00
4	$0.00	$0.00	$0.00
5	$0.00	$0.00	$0.00
Using the charges in the table above and the assumptions in the example listed above, here is how the Total Specified Amount Charge is calculated for policies with a Policy Date on or after January 1, 2023:
Total Specified Amount Charge Per Month
= [(Base Policy Specified Amount Allocation) x (Base Policy Specified Amount Charge)] +
 [(Rider Specified Amount Allocation) x (Rider Specified Amount Charge)]
= [(0.80) x ($0.00)] + [(0.20) x ($0.00)]
= [($0.00)] + [($0.00)]
= $0.00 deducted monthly from Cash Value.
Total Specified Amount Charge: Deducted Monthly from Cash Value for Policies with a Policy Date prior to January 1, 2023
Policy Year	Base Policy Specified Amount Charge	Rider Specified Amount Charge	80%/20% Charge Blend
1	$80.00	$0.00	$64.00
2	$80.00	$0.00	$64.00
3	$80.00	$0.00	$64.00
4	$80.00	$0.00	$64.00
5	$80.00	$0.00	$64.00
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Using the charges in the table above and the assumptions in the example listed above, here is how the Total Specified Amount charge is calculated for policies with a Policy Date prior to January 1, 2023.
Total Specified Amount Charge Per Month
= [(Base Policy Specified Amount Allocation) x (Base Policy Specified Amount Charge)] +
 [(Rider Specified Amount Allocation) x (Rider Specified Amount Charge)]
= [(0.80) x ($80.00)] + [(0.20) x ($0.00)]
= [($64.00)] + [($0.00)]
= $64.00 deducted monthly from Cash Value.
Note that the table above only illustrates the Specified Amount charges for the first five Policy Years. These charges will continue to be assessed beyond the first five Policy Years.
Cost of Insurance Charge based on Issue Age of 45: Deducted Monthly from Cash Value for Policies with a Policy Date on or after January 1, 2023*
Policy Year	Base Cost of Insurance	Rider Cost of Insurance	80%/20% Charge Blend
1	0.02667	0.00958	0.02325
2	0.05983	0.02156	0.05218
3	0.10216	0.03695	0.08912
4	0.15832	0.05742	0.13814
5	0.23601	0.08591	0.20599
* Cost of Insurance charge rates change each policy year based on the increasing age of the Insured.
Using the charges in the table above and the assumptions in the example listed above, here is how the Cost of Insurance Charge is calculated for policies with a Policy Date on or after January 1, 2023:
Cost of Insurance Charge
= [(Base Policy Specified Amount Allocation) x (Base Policy Cost of Insurance Charge)] +
 [(Rider Specified Amount Allocation) x (Rider Cost of Insurance Charge)]
= [(0.80) x (0.10216)] + [(0.20) x (0.03695)]
= [(0.08173)] + [(0.00739)]
= 0.08912 per $1,000 of Net Amount At Risk.
Note that the table above only illustrates the Cost of Insurance charges for the first five Policy Years. These charges will continue to be assessed beyond the first five Policy Years.
Cost of Insurance Charge based on Issue Age of 45: Deducted Monthly from Cash Value for Policies wih a Policy Date prior to January 1, 2023*
Policy Year	Base Cost of Insurance	Rider Cost of Insurance	80%/20% Charge Blend
1	0.02435	0.01997	0.02347
2	0.05673	0.04009	0.05340
3	0.09548	0.07100	0.09058
4	0.14255	0.10607	0.13525
5	0.20091	0.14958	0.19064
* Cost of Insurance charge rates change each policy year based on the increasing age of the Insured.
Using the charges in the table above and the assumptions in the example listed above, here is how the Cost of Insurance Charge is calculated for policies with a Policy Date prior to January 1, 2023.
Cost of Insurance Charge
= [(Base Policy Specified Amount Allocation) x (Base Policy Cost of Insurance Charge)] +
 [(Rider Specified Amount Allocation) x (Rider Cost of Insurance Charge)]
= [(0.80) x (0.09548)] + [(0.20) x (0.071)]
PROS-0683
12

= [(0.076384)] + [(0.0142)]
= 0.09058 per $1,000 of Net Amount At Risk.
Note that the table above only illustrates the Cost of Insurance charges for the first five Policy Years. These charges will continue to be assessed beyond the first five Policy Years.
PROS-0683
13

PART C. OTHER INFORMATION
Item 30. Exhibits
a)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with initial registration statement (333-31725) on July 21, 1997, and hereby incorporated by reference.
b)
Not Applicable
c)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the registration statement (333-117998) on August 6, 2004, and hereby incorporated by reference.
d)
Contracts - Form of Contract – Filed previously with registration statement (333-229640) on August 20, 2019 as document d771746dex9926d.htm.
e)
Applications – Form of the Contract Application – Filed previously with registration statement (333-229640) on August 20, 2019 as document d771746dex9926e.htm.
f)
Depositor’s Certificate of Incorporation and By-Laws –
1)
Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
2)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
3)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333- 164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
g)
Form of Reinsurance Contracts –
1)
Automatic and Facultative YRT Reinsurance Agreement with Munich American Reinsurance Company dated October 1, 2018, previously filed on August 20, 2019 with registration statement (333-229640), Pre- effective Amendment No. 1, as Exhibit 99.26(G) and hereby incorporated by reference.
2)
Reinsurance Agreement with Hannover Life Reassurance Company of America dated October 1, 2008, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g)(5) and hereby incorporated by reference.
3)
Automatic and Facultative YRT Reinsurance Agreement #I414848US-12 with Swiss Re Life & Health America, Inc., dated November 1, 2011, previously filed on April 20, 2021 with registration statement (333- 43671) as Ex-99.(G)(3) and incorporated herein by reference.
4)
Automatic and Facultative YRT Reinsurance Agreement #I414849US-12 with Swiss Re Life & Health America, Inc., dated November 1, 2011, previously filed on April 20, 2021 with registration statement (333- 43671) as Ex-99 (G)(4) and incorporated herein by reference.
h)
Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)
Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm

4)
Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
5)
Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre- effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
6)
Participation Agreement with Calvert Asset Management Company Inc., and Calvert Distributor, Inc. dated September 5, 2002 with the registration statement under 333-104339, post-effective amendment number 6 filed on April 24, 2008 as document calvertfpa.htm
7)
Fund Participation Agreement with Davis Variable Account Fund and Davis Distributors, LLC. dated August 7, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document davisfpa.htm
8)
Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
9)
Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post- effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
10)
Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)
Fund Participation Agreement with BT Insurance Funds Trust and Bankers Trust Company dated January 1, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document dwsfpa.htm
12)
Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
13)
Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
14)
Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
15)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
16)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
17)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
18)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm

19)
Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
20)
Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
21)
Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
22)
Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
23)
Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm
24)
Fund Participation Agreement with Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., and Lincoln Investment Advisors Corporation. dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lincolnfpa.htm
25)
Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
26)
Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
27)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
28)
Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
29)
Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
30)
Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
31)
Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
32)
Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., as amended, dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
33)
Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm

34)
Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
35)
Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
36)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
37)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
38)
Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
39)
Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation. dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
40)
Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
41)
Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
42)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre- effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
43)
Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
44)
Fund Participation Agreement with Schwab Annuities Portfolio and Charles Schwab & Co., Inc. dated January 1, 2019 with the registration statement under 333-229640, pre-effective amendment number 1 filed on August 20, 2019 as document d771746dex9926h44.htm
i)
Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)
Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
2)
Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
3)
Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
4)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm

5)
Business Agreement with American Funds Distributors, Inc. and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsasa.htm
6)
Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333- 137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
7)
Administrative Services Agreement with Calvert Asset Management Company, Inc., and Calvert Distributors, Inc. dated September 5, 2002 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document calvertvariableasa.htm
8)
Administrative Service Agreement with Davis Distributors, LLC. dated August 7, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document davisasa.htm
9)
Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
10)
Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post- effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
11)
Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre- effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
12)
Administrative Services Agreement with Bankers Trust Company dated January 1, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document dwsasa.htm
13)
Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
14)
Fund Participation Agreement with Eaton Vance Variable Trust dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvanceasa.htm
15)
Dealer Agreement with Federated Securities Corp. dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
16)
Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
17)
Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
18)
Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
19)
Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
20)
Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333- 43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm

21)
Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
22)
Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardasa.htm
23)
Administrative Services Agreement with Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonasa.htm
24)
Administrative Services Agreement with Lincoln Investment Advisors Corporation. dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lincolnasaa.htm
25)
Distribution Services Agreement between Nationwide Investment Services Corporation (general distributor) and Lincoln Financial Distributors, Inc. dated June 5, 2007 with the registration statement under 333- 137202, pre-effective amendment number 3 filed on September 27, 2007 as document linconasab.htm
26)
Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
27)
Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
28)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre- effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
29)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
30)
Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
31)
Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
32)
Revenue Sharing Agreement with Oppenheimer Funds, Inc. dated April 17, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenasa99i12.htm
33)
Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
34)
Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
35)
Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc., as amended dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm

36)
Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
37)
Fund Participation Agreement with Royce & Associates, as amended dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
38)
Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
39)
Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
40)
Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
41)
Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
42)
Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation. dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
43)
Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
44)
Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
45)
Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
46)
Administrative Services Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926i36.htm
47)
Administrative Service Agreement with Charles Schwab & Co., Inc. dated January 1, 2019 with the registration statement under 333-229640, pre-effective amendment number 1 filed on August 20, 2019 as document d771746dex9926i47.htm
j)
Not Applicable.
k)
Opinion of Counsel – Filed previously with initial registration statement (333-229640) on February 13, 2019, as document "d705578dex99k.htm" and hereby incorporated by reference.
l)
Not Applicable.
m)
Not Applicable.
n)
Consent of Independent Registered Public Accounting Firm – To be filed by subsequent Post-Effective Amendment.
o)
Not Applicable.
p)
Not Applicable.
q)
Redeemability Exemption – Attached hereto.
r)
Form of Initial Summary Prospectus – Filed previously with registration statement (333-229640) on April 26, 2022 as document d269178dex99r.htm and hereby incorporated by reference.

99)
Power of Attorney – Attached hereto.
Item 31. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Carter, John L.
Executive Vice President-Chief Human Resources Officer	Clements, Vinita J.
Executive Vice President-Chief Technology Officer	Fowler, James R.
Executive Vice President and Director	Frommeyer, Timothy G.
Senior Vice President-NF Strategic Customer Solutions	Ambrozy, Tina S.
Senior Vice President-Marketing Management - Financial Services	Bair, Ann S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President-Chief Technology Officer - Nationwide Financial	Carrell, Michael W.
Senior Vice President-Chief Investment Officer	Coleman, Joel L.
Senior Vice President-Chief Compliance Officer	Dankovic, Rae Ann
Senior Vice President-External Affairs	English, Steven M.
Senior Vice President-Chief Financial Officer - Nationwide Financial and Director	Ginnan, Steven A.
Senior Vice President-Annuity Distribution	Guymon, Rona
Senior Vice President-Retirement Solutions Sales	Hawley, Craig A.
Senior Vice President-Nationwide Annuity and Director	Henderson, Eric S.
Senior Vice President and Treasurer	LaPaul, David
Senior Vice President-IT Chief Financial Officer, Procurement & BTO	O'Brien, Kevin G.
Senior Vice President-Corporate Solutions	Perez, Juan J.
Senior Vice President-Nationwide Retirement Institute	Rodriguez, Kristi L.
Senior Vice President-Finance & Strategy Legal and Corporate Secretary	Skingle, Denise L.
Senior Vice President-Nationwide Life and Director	Snyder, Holly R.
Senior Vice President-Investment Management Group	Spangler, Michael S.
Senior Vice President-Retirement Solutions	Stevenson, Eric
Director	Walker, Kirt A.
Item 32. Persons Controlled by or Under Common Control with the Depositor or Registrant
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Trust Company, FSB	Federal
This is a federal savings bank chartered by the Office of
Thrift Supervision in the United States Department of
Treasury to exercise deposit, lending, agency, custody
and fiduciary powers and to engage in activities
permissible for federal savings banks under the Home
Owners’ Loan Act of 1933.

Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware
A stock corporation. The corporation is the holding
company of Jefferson National Life Insurance Company,
Jefferson National Life Insurance Company of New York,
Jefferson National Securities Corporation, and JNF
Advisors, Inc., offering annuity products and services.

Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma
This is a limited purpose broker-dealer and distributor of
variable annuities and variable life products for
Nationwide Life Insurance Company and Nationwide Life
and Annuity Insurance Company. The company also
provides educational services to retirement plan sponsors
and its participants.

Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
1
This subsidiary/entity is controlled by its immediate parent through contractual association.
2
This subsidiary/entity files separate financial statements.
3
Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
4
This subsidiary/entity is a business trust.
Item 33. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)
NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:
MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)
Directors and Officers of NISC:
President and Director	Ambrozy, Tina S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President-Tax	Eppley, Daniel P.
Vice President and Assistant Secretary	Garman, David A.
Vice President-Chief Compliance Officer	Rabenstine, James J.
Vice President-CFO – Life Insurance	Wild, Keith D.
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Treasurer	Reese, John A.
Associate Vice President and Assistant Treasurer	Walker, Tonya
Associate Vice President and Treasurer	Roswell, Ewan T.
Assistant Secretary	Bowman, Heidi
Assistant Secretary	Dokko, David
Assistant Secretary	Hartman, Mark E.
Assistant Secretary	Hinze, Keith W.
Director	Henderson, Eric S.
Director	Stevenson, Eric
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.

c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 35. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 36. Management Services
Not Applicable
Item 37. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on October 11, 2022.
Nationwide VLI Separate Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Paige L. Ryan
Paige L. Ryan Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on October 11, 2022.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer and Director
HOLLY R. SNYDER
Holly R. Snyder, Senior Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Executive Vice President and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Paige L. Ryan
Paige L. Ryan Attorney-in-Fact